Financial assets and liabilities	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Financial assets and liabilities

19.	Financial assets and liabilities

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		June 30, 2023				December 31, 2022
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	21	4,983	-	-	4,983	4,736	-	-	4,736
Short-term investments	21	-	-	46	46	-	-	61	61
Derivative financial instruments	18	-	-	522	522	-	-	342	342
Accounts receivable	10	424		2,543	2,967	538	-	3,781	4,319
		5,407	-	3,111	8,518	5,274	-	4,184	9,458
Non-current
Judicial deposits	26(c)	1,326	-	-	1,326	1,215	-	-	1,215
Restricted cash		108	-	-	108	77	-	-	77
Derivative financial instruments	18	-	-	559	559	-	-	196	196
Investments in equity securities	13	-	31	-	31	-	7	-	7
		1,434	31	559	2,024	1,292	7	196	1,495
Total of financial assets		6,841	31	3,670	10,542	6,566	7	4,380	10,953

Financial liabilities
Current
Suppliers and contractors	12	5,240	-	-	5,240	4,461	-	-	4,461
Derivative financial instruments	18	-	-	47	47	-	-	90	90
Loans, borrowings and leases	21	912	-	-	912	489	-	-	489
Liabilities related to the concession grant	13(a)	611	-	-	611	416	-	-	416
Other financial liabilities - Related parties	29	187	-	-	187	400	-	-	400
Contract liability and other financial liabilities		754	-	-	754	766	-	-	766
		7,704	-	47	7,751	6,532	-	90	6,622
Non-current
Derivative financial instruments	18	-	-	98	98	-	-	186	186
Loans, borrowings and leases	21	13,025	-	-	13,025	12,223	-	-	12,223
Participative shareholders' debentures	20	-	-	2,528	2,528	-	-	2,725	2,725
Liabilities related to the concession grant	13(a)	2,673	-	-	2,673	2,554	-	-	2,554
Financial guarantees		-	-	-	-	-	-	103	103
		15,698	-	2,626	18,324	14,777	-	3,014	17,791
Total of financial liabilities		23,402	-	2,673	26,075	21,309	-	3,104	24,413

a) Hierarchy of fair value

		June 30, 2023				December 31, 2022
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	21	46	-	-	46	61	-	-	61
Derivative financial instruments	18	-	1,081	-	1,081	-	538	-	538
Accounts receivable	10	-	2,543	-	2,543	-	3,781	-	3,781
Investments in equity securities	13	-	31	-	31	-	7	-	7
		46	3,655	-	3,701	61	4,326	-	4,387

Financial liabilities
Derivative financial instruments	18	-	145	-	145	-	276	-	276
Participative shareholders' debentures	20	-	2,528	-	2,528	-	2,725	-	2,725
Financial guarantees		-	-	-	-	-	103	-	103
		-	2,673	-	2,673	-	3,104	-	3,104

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the period presented.

b) Fair value of loans and borrowings

	June 30, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,157	7,175	6,157	6,253
Debentures	227	223	233	225
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	276	276	278	278
R$, with fixed interest	-	-	2	2
Debt contracts in the international market in:
US$, with variable and fixed interest	4,512	3,587	4,266	4,391
Other currencies, with variable interest	9	5	9	9
Other currencies, with fixed interest	80	69	89	91
	12,261	11,335	11,034	11,249